Note 10 - Notes Payable Officers and Related Party Transactions (Details) - Schedule of Related Party Debt (Parentheticals)	Dec. 31, 2018	Dec. 31, 2017
Note Payable #1 [Member] | Director [Member]
Related Party Transaction [Line Items]
Interest at	12.00%	12.00%
Note Payable #1 [Member] | Interest Expense [Member] | Director [Member]
Related Party Transaction [Line Items]
Interest at	12.00%
Note Payable #2 [Member] | Officer [Member]
Related Party Transaction [Line Items]
Interest at	12.00%	12.00%
Note Payable #2 [Member] | Interest Expense [Member] | Officer [Member]
Related Party Transaction [Line Items]
Interest at	12.00%
Note Payable #3 [Member] | Other Related Party [Member]
Related Party Transaction [Line Items]
Interest at	12.00%	12.00%
Note Payable #3 [Member] | Interest Expense [Member] | Other Related Party [Member]
Related Party Transaction [Line Items]
Interest at	12.00%